Prepaid Expenses	12 Months Ended
Dec. 31, 2023
Prepaid Expenses
Prepaid Expenses

Note 22 Prepaid Expenses

	December 31,
	2023	2022
Accrued income	7,297	2,287
Prepaid insurance premiums	8,755	9,148
Prepaid interest costs	—	3,693
Prepaid expenses for research and development	43,085	45,454
Prepaid expenses for marketing and selling	16,722	8,194
Other prepaid administration expenses	8,465	1,964
Total	84,324	70,741